Shareholders' Equity (Options To Non-Employees Narrative) (Details) (Non-employee Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Non-employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options for non-employees	$ 32
Period of recognition for unrecognized compensation expense related to non-vested stock options for non-employees	2 years 5 months 5 days